Summary of Significant Accounting Policies - Schedule of Key Financial Information Regarding the Operating Single Segment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Key Financial Information Regarding the Operating Single Segment [Abstract]
Revenue	$ 19,984,897	$ 8,303,274	$ 35,412,306	$ 14,326,434
-Cost of revenues	(4,686,379)	(3,563,660)	(9,013,739)	(7,367,528)
-General and administrative expenses	(7,397,955)	(5,496,617)	(14,883,003)	(12,184,292)
-Selling and marketing expenses	(2,147,081)	(1,818,984)	(4,190,137)	(3,067,288)
-Research and development expenses	(907,971)	(479,810)	(1,924,463)	(1,111,242)
-Other expense	(5,258,797)	(1,778,786)	(9,968,423)	(3,339,127)
-Other income	278,104	47,018	778,630	204,889
-Loss on debt extinguishment	(8,322,400)		(8,322,400)
-Financial expense, net	(4,043,937)	(4,421,682)	(7,816,856)	(6,740,357)
Segment Loss Before Income Tax Expense	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)
Loss Before Income Tax Expense	$ (12,501,519)	$ (9,209,247)	$ (19,928,085)	$ (19,278,511)